Vessels in Operation	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels in Operation

4. Vessels in Operation

Vessels in Operation as of December 31, 2023, 2022 and 2021 consisted of the following:

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2021	$1,297,785	$(157,202)	$1,140,583
Additions	603,514	—	603,514
Disposals	(23,167)	14,445	(8,722)
Depreciation	—	(52,559)	(52,559)
As of December 31, 2021	$1,878,132	$(195,316)	$1,682,816

Additions	11,756	—	11,756
Depreciation	—	(68,232)	(68,232)
Impairment loss	(3,730)	697	(3,033)
As of December 31, 2022	$1,886,158	$(262,851)	$1,623,307

Additions	138,802	—	138,802
Depreciation	—	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

As of December 31, 2023, 2022, and 2021, the Company had made additions for vessel expenditures and ballast water treatments. As of December 31, 2023, 2022 and 2021 unpaid capitalized expenses were $2,679, $9,022, and $6,257, respectively.

2023 Vessels acquisitions

In May and June 2023, the Company took delivery of the four 8,544 TEU Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023

2023 Sale of Vessel

On March 23, 2023, the Company sold GSL Amstel for net proceeds of $5,940, and the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank.

4. Vessels in Operation (continued)

2021 Vessels acquisitions

In September and October 2021, the Company took delivery of the Four Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Tripoli	5,470	2009	37,000	September 1, 2021
GSL Tinos	5,470	2010	37,500	September 9, 2021
GSL Syros	5,470	2010	37,500	September 13, 2021
GSL Kithira	5,470	2009	36,000	October 13, 2021

The charters of the Four Vessels resulted in an intangible liability of $17,100 that was recognized and will be amortized over the remaining useful life of the charters.

In July 2021, the Company took delivery of the Twelve Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL Susan	4,363	2008	20,740	July 29, 2021
GSL Rossi	3,421	2012	21,580	July 29, 2021
GSL Alice	3,421	2014	23,150	July 29, 2021
GSL Melina	3,404	2013	23,990	July 29, 2021
GSL Eleftheria	3,404	2013	26,870	July 29, 2021
GSL Mercer	2,824	2007	20,750	July 29, 2021
GSL Lalo	2,824	2006	13,320	July 29, 2021
Matson Molokai	2,824	2007	16,430	July 15, 2021
GSL Elizabeth	2,741	2006	13,910	July 28, 2021
tbr GSL Chloe	2,546	2012	22,320	July 29, 2021
GSL Maren	2,546	2014	23,270	July 29, 2021
GSL Amstel	1,118	2008	7,560	July 29, 2021

The charters in place at the time of the purchase of the Twelve Vessels resulted in an intangible liability of $76,193 that was recognized and will be amortized over the remaining useful life of the charters.

In April, May and July 2021, the Company took delivery of the Seven Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL MYNY	6,008	2000	17,600	July 28, 2021
GSL Melita	6,008	2001	15,500	May 25, 2021
GSL Violetta*	6,008	2000	17,300	April 28, 2021
GSL Maria*	6,008	2001	16,600	April 28, 2021
GSL Arcadia	6,008	2000	18,000	April 26, 2021
GSL Dorothea	5,992	2001	15,500	April 26, 2021
GSL Tegea	5,992	2001	15,500	May 17, 2021

* The charters of these vessels resulted in an intangible liability of $3,051 that was recognized and amortized over the remaining useful life of the charters. As of December 31, 2022, the intangible liability relating to the Seven Vessels had been fully amortized.

4. Vessels in Operation (continued)

2021 Sale of Vessel

On June 30, 2021, the Company sold La Tour for net proceeds of $16,514, and the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”). The net gain from the sale of vessel was $7,770.

Impairment

Through the latter part of 2023, the Company noted that events and circumstances triggered the existence of potential impairment for some of the Company’s vessel groups. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact of the current container sector on management’s expectation for future revenues. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was required for two vessel groups, as their undiscounted projected net operating cash flows did not exceed their carrying value. As a result, the Company recorded an impairment loss of $18,830 for two vessel groups with a total aggregate carrying amount of $43,830 which was written down to their fair value of $25,000 (see note 4).

Through the latter part of 2022, the Company noted that charter rates in the spot market had come under pressure and accordingly determined that events occurred and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market and the related impact of the current container sector on management’s expectation for future revenues. As a result, step one of the impairment assessment of each of the vessel groups was performed as at December 31, 2022 and step two of the impairment analysis was required for one vessel group, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $3,033 for one vessel group with a total aggregate carrying amount of $9,033 which was written down to its fair value of $6,000.

Through 2021, the Company evaluated the impact of the then economic situation on the recoverability of all its other vessel groups and has determined that there was no triggering event and no impairment test was performed for the year ended December 31, 2021.

The total impairment loss recognized for the years ended December 31, 2023, 2022 and 2021 amounted to $18,830, $3,033 and $nil, respectively.

Collateral

As of December 31, 2023, 20 vessels were pledged as collateral under the 5.69% Senior Secured Notes due 2027 and 43 vessels under the Company’s loan facilities. Five vessels were unencumbered as of December 31, 2023.

Advances for vessel acquisitions and other additions

As of December 31, 2023, and December 31, 2022, there were no advances for vessel acquisitions, as all vessels had been delivered as at these dates. As of December 31, 2023, and December 31, 2022, the Company had advances for other vessel additions mainly for ballast water treatment systems totaling $12,210 and $4,881, respectively.